Feb. 27, 2017

AMG FUNDS

AMG TimesSquare International Small Cap Fund

Supplement dated September 15, 2017 to the

Prospectus, dated February 27, 2017, as supplemented June 30, 2017

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare International Small Cap Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus, dated and supplemented as noted above.

Effective immediately, the second sentence of the second paragraph of the section under “Summary of the Funds – AMG TimesSquare International Small Cap Fund” titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Subadviser considers non-U.S. small cap companies to be those with market capitalizations at the time of purchase within the range of capitalizations of companies in the MSCI EAFE Small Cap Index. As of June 1, 2017, the date of the latest reconstitution of the MSCI EAFE Small Cap Index, the range of market capitalizations was $16 million to $8.3 billion.